Property and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Property and Equipment [Abstract]
Property and equipment acquired	$ 697
Government subsidies receivable	235
Depreciation expenses	$ 59	$ 4	$ 3